Additional Information (Tables)	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Schedule Of Additional Information

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Research and development expense	$128	$144	$177

Advertising expense	$5	$5	$6

Interest and other debt expense, net:
Interest expense	$1,220	$1,136	$1,189
Interest income	(4)	(3)	(4)

	$1,216	$1,133	$1,185

Interest expense of financial services operations included in cost of sales	$—	$—	$20

Rent expense	$63	$58	$55

Schedule Of Rental Commitments And Sublease Income Under Non-Cancelable Operating Leases

(in millions)	Rental Commitments	Sublease Income
2012	$56	$2
2013	46	3
2014	37	3
2015	25	4
2016	21	4
Thereafter	110	29

	$295	$45